Schedule of Investments October 31, 2020 (Unaudited)
Coho Relative Value ESG Fund

		Shares	Value
COMMON STOCKS - 95.2%
Consumer Discretionary - 12.4%
Dollar General		753	$157,159
Lowe's Companies		1,223	193,356
Ross Stores		2,147	182,860
			533,375
Consumer Staples - 25.1% #
Coca-Cola		3,373	162,106
Colgate-Palmolive		1,843	145,394
Conagra Brands		3,905	137,026
JM Smucker		1,435	161,007
Kroger		5,566	179,281
Sysco		2,567	141,981
Unilever		2,642	149,432
			1,076,227
Financials - 12.5%
Aflac		2,607	88,508
Marsh & McLennan Companies		1,542	159,535
State Street		2,502	147,368
U.S. Bancorp		3,544	138,039
			533,450
Health Care - 27.6% #
Amgen		811	175,938
CVS Health		2,683	150,490
Johnson & Johnson		1,407	192,914
Medtronic		1,072	107,811
Merck & Co.		2,202	165,612
Quest Diagnostics		1,434	175,149
UnitedHealth Group		700	213,598
			1,181,512
Industrials - 8.0%
3	M	672	107,493
Stanley Black & Decker		577	95,897
W.W. Grainger		400	140,008
			343,398
Information Technology - 9.6%
Automatic Data Processing		974	153,853
Global Payments		790	124,614
Microchip Technology		1,283	134,818
			413,285

Total Common Stocks			4,081,247
(Cost $3,861,747)

SHORT-TERM INVESTMENT - 5.6%
U.S. Bank N.A., 0.02% ^
(Cost $241,701)		241,701	241,701

Total Investments - 100.8%
(Cost $4,103,448)			4,322,948
Liabilities in Excess of Other Assets - (0.8)%			(35,544)
Total Net Assets - 100.0%			$4,287,404

#
As of October 31, 2020, the Fund had a significant portion of its assets invested in the Consumer Discretionary and Health Care sectors. Companies in the Consumer Discretionary sector may be greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand. Companies in the Health Care sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolecense.

^
The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Funds holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of October 31, 2020.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,081,247	$–	$–	$4,081,247
Short-Term Investment	241,701	–	–	241,701
Total Investments in Securities	$4,322,948	$–	$–	$4,322,948

Refer to the Schedule of Investments for further information on the classification of investments.